Net Loss per Share	3 Months Ended
Mar. 31, 2026
Earnings per share:
Net Loss per Share

8. Net Loss per Share

The Company excluded the following potential shares of common stock, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	Three Months Ended March 31,
	2026	2025
Restricted stock units	2,099,586	1,912,895
Warrants for Common Stock	12,364,114	12,364,114
Convertible debt	-	5,468,831
Deferred underwriter fees	-	3,174,999
Loan extensions	330,000	3,274,182
	14,793,700	26,195,021